Inventory, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Accrued inventory allowance amounted		$ (75,391)	$ (187,271)